Business Combinations (Tables)	12 Months Ended
Dec. 31, 2024
Business Combinations [Abstract]
Schedule of Total Consideration Transferred For Acquisition of Dragon Marketing	The total consideration transferred for the acquisition of MG by the Group is as follows:
May 25, 2023
Purchase consideration
Equity instruments (10,035,783 ordinary shares of the Company)	$70,629,011
The following table summarizes the recognized amounts of assets acquired and liabilities assumed at the acquisition date:
May 25, 2023
Cash and cash equivalents	$1,903,424
Accounts receivables and notes receivables	2,633,089
Other receivables	130,238
Inventories	130,150
Prepayments	373,905
Property, plant and equipment, net	525,791
Right-of-use assets	6,371,979
Intangible assets	30,960,827
Non-current financial assets at fair value through profit or loss	40,654
Non-current financial assets at fair value through other comprehensive income	118,400
Deferred tax assets	403,458
Other non-current assets	729,435
Short-term borrowings	(3,239,093)
Contract liabilities	(367,500)
Accounts payable	(915,805)
Income tax payable	(10,207)
Other payables	(697,286)
Other current liabilities	(742,761)
Bonds payable	(469,476)
Long-term borrowings	(210,333)
Lease liabilities	(6,098,825)
Deferred tax liabilities	(10,500,374)
Provision	(667,522)
Other non-current liabilities	(842,610)
Fair value of identifiable net assets	$19,559,558
The goodwill recognized by the Group as a result of the acquisition is as follows:
May 25, 2023
Transfer considerations	$70,629,011
Less: Fair value of identifiable net assets	(19,559,558)
Goodwill	$51,069,453

The total consideration transferred for the acquisition of Dragon Marketing by the Group is as follows:

September 1, 2024
Purchase consideration
Equity instruments (558,677 ordinary shares of the Company)	$4,625,055
The following table summarizes the recognized amounts of assets acquired and liabilities assumed at the acquisition date:
September 1, 2024
Cash and cash equivalents	$1,552,346
Contract Assets	61,278
Accounts receivables	78,816
Other receivables	643,607
Prepayments	303,398
Investment Properties	2,437,957
Intangibles assets	474,852
Contract liabilities	(45,762)
Other payables	(98,791)
Other current liabilities	(2,355,122)
Long-term borrowings	(269,437)
Deferred tax liabilities	(101,812)
Other non-current liabilities	(125)
Fair value of identifiable net assets	$2,681,205
The goodwill recognized by the Group as a result of the acquisition is as follows:
September 1, 2024
Transfer considerations	$4,625,055
Less: Fair value of identifiable net assets	(2,681,205)
Goodwill	$1,943,850